Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Total	Number of Common Shares	Contributed Surplus Member	Equity Portion Of Convertible Debentures Member	Contingently Issuable Issuable Shares Member	Shares To Be Issued Member	Share Subscriptions Received In Advance Member	Retained Earnings Member	Accumulated Other Comprehensive Income Member	Non controlling Interest Member
Balance, shares at Jun. 30, 2020		65,948,832
Balance, amount at Jun. 30, 2020	$ 6,276,689	$ 19,697,180	$ 6,709,782	$ 862,913	$ 2,040,000	$ 510,000	$ 0	$ (24,159,690)	$ (41,599)	$ 658,103
Statement [Line Items]
Shares issued as part of contingent consideration, shares		15,000,000
Shares issued as part of contingent consideration, amount	0	$ 2,550,000	0	0	(2,040,000)	(510,000)	0	0	0	0
Common shares issued for private placement, shares		9,202,242
Common shares issued for private placement, amount	2,944,716	$ 2,944,716	0	0	0	0	0	0	0	0
Issuance of warrants	941,854	0	941,854	0	0	0	0	0	0	0
Issuance of convertible debentures	390,000	0	181,548	208,452	0	0	0	0	0	0
Conversion of convertible debentures	0	0	0	(923,590)	0	923,590	0	0	0	0
Interest on convertible debentures	159,102	$ 0	0	159,102	0	0	0	0	0	0
Acquisition of Extraction Technologies, LLC shares		3,000,000
Acquisition of Extraction Technologies, LLC, amount	953,250	$ 953,250	0	0	0	0	0	0	0	0
Acquisition of 10062771 Manitoba Ltd.	144,118	0	0	0	0	0	0	0	0	144,118
Acquisition of 2734158 Ontario Inc. additional NCI	(305,267)	0	0	0	0	0	0	(139,095)	0	(166,172)
Dividend paid to NCI	(177,975)	0	0	0	0	0	0	0	0	(177,975)
Warrant portion of promissory note payable	11,630	0	11,630	0	0	0	0	0	0
Share subscriptions received in advance	647,296	0	0	0	0	0	647,296	0	0	0
Foreign currency translation adjustment	119,474	0	0	0	0	0	0	0	119,474	0
Net loss for the year	(4,786,514)	$ 0	0	0	0	0	0	(5,154,605)	0	368,091
Balance, shares at Jun. 30, 2021		93,151,074
Balance, amount at Jun. 30, 2021	7,318,373	$ 26,145,146	7,844,814	306,877	0	923,590	647,296	(29,453,390)	77,875	826,165
Statement [Line Items]
Shares issued as part of contingent consideration, shares		5,354,400
Shares issued as part of contingent consideration, amount	0	$ 923,590	0	0	0	(923,590)	0	0	0	0
Common shares issued for private placement, shares		3,379,379
Common shares issued for private placement, amount	366,518	$ 1,013,814	0	0	0	0	(647,296)	0	0	0
Issuance of warrants	1,920	0	1,920	0	0	0	0	0	0	0
Interest on convertible debentures	53,200	0	0	53,200	0	0	0	0	0	0
Dividend paid to NCI	(34,737)	0	0	0	0	0	0	0	0	(34,737)
Foreign currency translation adjustment	(7,802)	0	0	0	0	0	0		(7,802)	0
Net loss for the year	(4,023,466)	$ 0	0	0	0	0	0	(3,956,931)	0	(66,535)
Exercise of options, shares		200,000
Exercise of options, amount	50,000	$ 75,959	(25,959)	0	0	0	0	0	0	0
Exercise of warrants, shares		700,000
Exercise of warrants, amount	210,000	$ 334,788	(124,788)	0	0	0	0	0	0	0
Common shares issued for private placement second, shares		6,718,000
Common shares issued for private placement second, amount	2,104,246	$ 1,981,810	122,436	0	0	0	0	0	0	0
Refinancing of convertible debentures	548,135	$ 0	218,567	329,568	0	0	0	0	0	0
Balance, shares at Jun. 30, 2022		109,502,853
Balance, amount at Jun. 30, 2022	6,586,387	$ 30,475,107	8,036,990	689,645	0	0	0	(33,410,321)	70,073	724,893
Statement [Line Items]
Interest on convertible debentures	123,338	0	0	123,338	0	0	0	0	0	0
Foreign currency translation adjustment	(6,054)	0	0	0	0	0	0	0	(6,054)	0
Net loss for the year	(6,917,910)	0	0	0	0	0	0	(6,884,668)	0	(33,242)
Extinguishment of equity portion of convertible debentures	(812,983)	$ 0	0	(812,983)	0	0	0	0	0	0
Balance, shares at Jun. 30, 2023		109,502,853
Balance, amount at Jun. 30, 2023	$ (1,027,222)	$ 30,475,107	$ 8,036,990	$ 0	$ 0	$ 0	$ 0	$ (40,294,989)	$ 64,019	$ 691,651